UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10391

Boston Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Boston Income Portfolio

October 31, 2013

Portfolio of Investments

Corporate Bonds & Notes — 86.0%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.0%
Alliant Techsystems, Inc., 5.25%, 10/1/21(1)(2)	$6,870	$6,930,112
GenCorp, Inc., 7.125%, 3/15/21(1)	8,485	9,121,375
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	7,245	7,887,994
TransDigm, Inc., 7.75%, 12/15/18	23,210	25,066,800

		$49,006,281

Automotive & Auto Parts — 1.7%
American Axle & Manufacturing, Inc., 9.25%, 1/15/17(1)	$5,528	$5,887,320
Chrysler Group, LLC, 8.25%, 6/15/21	15,955	18,128,869
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	4,785	5,603,489
General Motors Financial Co., Inc., 3.25%, 5/15/18(1)	1,780	1,777,775
General Motors Financial Co., Inc., 4.25%, 5/15/23(1)	5,930	5,707,625
General Motors Financial Co., Inc., 4.75%, 8/15/17(1)	1,955	2,077,187
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,414,500
Navistar International Corp., 8.25%, 11/1/21	17,470	17,928,587
Schaeffler Finance BV, 4.75%, 5/15/21(1)	6,560	6,576,400
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(3)	10,900	11,663,000
Tomkins, LLC/Tomkins, Inc., 9.00%, 10/1/18	1,817	1,998,700

		$82,763,452

Banks & Thrifts — 1.2%
Ally Financial, Inc., 0.00%, 6/15/15	$9,580	$9,065,075
Ally Financial, Inc., 2.46%, 12/1/14(4)	3,405	3,425,910
Ally Financial, Inc., 3.50%, 7/18/16	2,740	2,815,350
Ally Financial, Inc., 5.50%, 2/15/17	16,320	17,707,200
Ally Financial, Inc., 6.25%, 12/1/17	13,360	14,846,300
Ally Financial, Inc., 8.00%, 11/1/31	9,320	11,160,700

		$59,020,535

Broadcasting — 1.4%
AMC Networks, Inc., 4.75%, 12/15/22	$5,720	$5,562,700
AMC Networks, Inc., 7.75%, 7/15/21	3,920	4,429,600
Clear Channel Communications, Inc., 11.25%, 3/1/21	13,015	14,039,931
Crown Media Holdings, Inc., 10.50%, 7/15/19	3,385	3,825,050
LBI Media, Inc., 10.00%, 4/15/19(1)	6,460	6,427,700
LBI Media, Inc., 13.50%, 4/15/20(1)(3)	814	388,828
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	11,080	11,495,500
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	12,575	12,763,625
Univision Communications, Inc., 5.125%, 5/15/23(1)	7,660	7,621,700

		$66,554,634

Security	Principal Amount (000’s omitted)	Value

Building Materials — 2.2%
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	$11,015	$11,483,137
HD Supply, Inc., 7.50%, 7/15/20(1)	5,550	5,869,125
HD Supply, Inc., 8.125%, 4/15/19	4,110	4,614,297
HD Supply, Inc., 11.50%, 7/15/20	5,645	6,823,394
Interface, Inc., 7.625%, 12/1/18	2,839	3,101,608
Interline Brands, Inc., 7.50%, 11/15/18	15,250	16,184,062
Interline Brands, Inc., 10.00%, 11/15/18(3)	17,150	18,865,000
Nortek, Inc., 8.50%, 4/15/21	6,240	6,871,800
Nortek, Inc., 10.00%, 12/1/18	8,590	9,513,425
Rexel SA, 5.25%, 6/15/20(1)	13,925	14,273,125
Rexel SA, 6.125%, 12/15/19(1)	4,590	4,842,450
USG Corp., 5.875%, 11/1/21(1)	2,695	2,752,269

		$105,193,692

Cable / Satellite TV — 3.5%
Cablevision Systems Corp., 5.875%, 9/15/22	$10,000	$10,062,500
Cablevision Systems Corp., 7.75%, 4/15/18	7,985	9,102,900
CCO Holdings, LLC, 6.75%, 11/15/21	11,715	12,827,925
CCO Holdings, LLC/CCO Capital Corp., 5.25%, 9/30/22	12,245	11,571,525
CCO Holdings, LLC/CCO Capital Corp., 5.75%, 1/15/24	10,385	9,865,750
CCO Holdings, LLC/CCO Capital Corp., 6.50%, 4/30/21	6,490	6,782,050
CCO Holdings, LLC/CCO Capital Corp., 7.375%, 6/1/20	12,875	14,130,313
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	940	1,034,000
DISH DBS Corp., 5.875%, 7/15/22	18,270	18,795,262
DISH DBS Corp., 6.75%, 6/1/21	29,805	32,412,937
Lynx II Corp., 6.375%, 4/15/23(1)	5,935	6,113,050
Mediacom, LLC/Mediacom Capital Corp., 9.125%, 8/15/19	2,810	3,076,950
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	13,345	13,244,913
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	10,970	12,094,425
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	10,750	11,636,875

		$172,751,375

Capital Goods — 1.2%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$11,225	$11,814,312
Amsted Industries, Inc., 8.125%, 3/15/18(1)	9,585	10,196,044
BC Mountain, LLC/BC Mountain Finance, Inc., 7.00%, 2/1/21(1)	10,690	10,877,075

21	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Capital Goods (continued)
Belden, Inc., 5.50%, 9/1/22(1)	$2,300	$2,311,500
CNH Capital, LLC, 6.25%, 11/1/16	7,295	8,042,737
Harbinger Group, Inc., 7.875%, 7/15/19(1)	5,725	6,111,438
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	3,610	3,664,150
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	2,475	2,654,438
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	2,685	2,819,250

		$58,490,944

Chemicals — 1.8%
Celanese US Holdings, LLC, 5.875%, 6/15/21	$3,350	$3,601,250
Celanese US Holdings, LLC, 6.625%, 10/15/18	2,745	2,974,894
Chemtura Corp., 5.75%, 7/15/21	3,705	3,769,838
Ineos Finance PLC, 8.375%, 2/15/19(1)	19,515	21,832,406
Kraton Polymers, LLC, 6.75%, 3/1/19	3,425	3,587,688
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	15,785	16,298,012
Tronox Finance, LLC, 6.375%, 8/15/20	19,955	20,453,875
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/1/21(1)	14,675	15,665,562

		$88,183,525

Consumer Products — 1.1%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(3)	$15,880	$16,445,725
Libbey Glass, Inc., 6.875%, 5/15/20	3,330	3,596,400
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(1)	3,250	3,461,250
Spectrum Brands Escrow Corp., 6.625%, 11/15/22(1)	9,095	9,731,650
Spectrum Brands, Inc., 6.75%, 3/15/20	4,160	4,492,800
Sun Products Corp. (The), 7.75%, 3/15/21(1)	10,645	9,633,725
Tempur Sealy International, Inc., 6.875%, 12/15/20	6,865	7,362,713

		$54,724,263

Containers — 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	$15,975	$15,975,000
BOE Merger Corp., 9.50%, 11/1/17(1)(3)	11,485	12,174,100
BWAY Holding Co., 10.00%, 6/15/18	1,855	2,031,225
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23(1)	3,010	2,836,925
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	13,555	14,774,950
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	8,085	8,671,163
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	5,025	5,577,750
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	27,845	30,942,756
Sealed Air Corp., 8.375%, 9/15/21(1)	17,030	19,584,500

		$112,568,369

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services — 3.8%
Air Lease Corp., 4.50%, 1/15/16	$30,740	$32,430,700
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,350	5,604,125
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	13,634	14,213,537
CIT Group, Inc., 4.75%, 2/15/15(1)	9,250	9,666,250
CIT Group, Inc., 5.00%, 8/15/22	4,005	4,072,768
CIT Group, Inc., 5.25%, 3/15/18	2,775	3,014,344
CIT Group, Inc., 5.375%, 5/15/20	1,275	1,372,219
CIT Group, Inc., 5.50%, 2/15/19(1)	5,730	6,231,375
E*TRADE Financial Corp., 6.00%, 11/15/17	1,645	1,751,925
E*TRADE Financial Corp., 6.375%, 11/15/19	5,615	6,036,125
International Lease Finance Corp., 8.25%, 12/15/20	16,365	19,372,069
International Lease Finance Corp., 8.625%, 9/15/15	11,900	13,283,375
International Lease Finance Corp., 8.625%, 1/15/22	9,855	11,973,825
International Lease Finance Corp., 8.75%, 3/15/17	5,350	6,313,000
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	11,090	11,561,325
SLM Corp., 5.50%, 1/15/19	23,270	24,191,748
SLM Corp., 7.25%, 1/25/22	2,155	2,316,625
SLM Corp., 8.00%, 3/25/20	10,785	12,362,306

		$185,767,641

Diversified Media — 1.6%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,348,375
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,454,275
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	2,130,312
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,610,800
National CineMedia, LLC, 7.875%, 7/15/21	3,450	3,829,500
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,752,550
Southern Graphics, Inc., 8.375%, 10/15/20(1)	10,365	10,779,600
WMG Acquisition Corp., 6.00%, 1/15/21(1)	12,964	13,677,020
WMG Acquisition Corp., 11.50%, 10/1/18	11,635	13,511,144

		$77,093,576

Energy — 12.9%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$4,795	$5,250,525
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	17,815	19,329,275
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	5,490	5,901,750
Antero Resources Finance Corp., 5.375%, 11/1/21(1)(2)	13,010	13,229,544

22	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Antero Resources Finance Corp., 6.00%, 12/1/20	$2,115	$2,241,900
Atlas Energy Holdings Operating Co., LLC, 7.75%, 1/15/21(1)	3,040	2,888,000
Atlas Pipeline Partners, LP, 4.75%, 11/15/21(1)	4,260	4,025,700
Atwood Oceanics, Inc., 6.50%, 2/1/20	5,075	5,455,625
Berry Petroleum Co., 6.375%, 9/15/22	26,340	27,261,900
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,040	10,692,600
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	2,860	2,910,050
Chesapeake Energy Corp., 5.75%, 3/15/23	5,140	5,474,100
Chesapeake Energy Corp., 6.125%, 2/15/21	16,325	17,916,687
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	3,875	4,078,437
Concho Resources, Inc., 5.50%, 4/1/23	21,960	22,893,300
Concho Resources, Inc., 6.50%, 1/15/22	4,730	5,191,175
Concho Resources, Inc., 7.00%, 1/15/21	5,535	6,199,200
Continental Resources, Inc., 4.50%, 4/15/23	5,215	5,286,706
Continental Resources, Inc., 5.00%, 9/15/22	16,125	16,870,781
Continental Resources, Inc., 7.125%, 4/1/21	2,290	2,576,250
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	10,510	10,615,100
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	15,640	15,757,300
Denbury Resources, Inc., 8.25%, 2/15/20	5,335	5,895,175
Energy Transfer Equity, L.P., 7.50%, 10/15/20	8,850	10,266,000
EP Energy, LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	13,545	15,712,200
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	18,495	19,974,600
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	4,120	4,655,600
EPL Oil & Gas, Inc., 8.25%, 2/15/18	9,450	10,182,375
Harvest Operations Corp., 6.875%, 10/1/17	2,710	2,923,413
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	2,605	2,741,763
Kinder Morgan, Inc., 5.00%, 2/15/21(1)(2)	19,920	19,946,892
Kinder Morgan, Inc., 5.625%, 11/15/23(1)(2)	6,450	6,450,000
Kodiak Oil & Gas Corp., 5.50%, 1/15/21(1)	2,285	2,353,550
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	20,655	23,030,325
Laredo Petroleum, Inc., 7.375%, 5/1/22	13,068	14,211,450
Laredo Petroleum, Inc., 9.50%, 2/15/19	9,050	10,158,625
MEG Energy Corp., 6.375%, 1/30/23(1)	10,980	11,103,525
Murphy Oil USA, Inc., 6.00%, 8/15/23(1)	6,605	6,737,100
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,365	3,659,438
Oasis Petroleum, Inc., 6.875%, 3/15/22(1)	12,145	13,177,325
Oasis Petroleum, Inc., 6.875%, 1/15/23	14,595	15,908,550
Oil States International, Inc., 6.50%, 6/1/19	9,420	10,079,400

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	$8,520	$8,946,000
Plains Exploration & Production Co., 6.875%, 2/15/23	23,290	25,910,125
Precision Drilling Corp., 6.50%, 12/15/21	7,945	8,501,150
Precision Drilling Corp., 6.625%, 11/15/20	3,450	3,691,500
QEP Resources, Inc., 5.25%, 5/1/23	9,620	9,307,350
Range Resources Corp., 5.00%, 8/15/22	4,700	4,717,625
Range Resources Corp., 6.75%, 8/1/20	5,485	5,992,362
Rosetta Resources, Inc., 5.625%, 5/1/21	9,020	9,155,300
Rosetta Resources, Inc., 9.50%, 4/15/18	3,375	3,661,875
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21(1)	19,500	19,792,500
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	10,580	10,421,300
Sabine Pass LNG, LP, 6.50%, 11/1/20	12,645	13,277,250
Samson Investment Company, 10.25%, 2/15/20(1)	4,305	4,670,925
SandRidge Energy, Inc., 7.50%, 3/15/21	5,500	5,857,500
SandRidge Energy, Inc., 8.125%, 10/15/22	2,255	2,412,850
SESI, LLC, 6.375%, 5/1/19	11,995	12,774,675
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	11,395	12,249,625
SM Energy Co., 6.50%, 1/1/23	8,890	9,556,750
Tesoro Corp., 5.375%, 10/1/22	12,645	12,581,775
WPX Energy, Inc., 5.25%, 1/15/17	2,770	2,970,825
WPX Energy, Inc., 6.00%, 1/15/22	21,835	23,035,925

		$630,698,398

Entertainment / Film — 0.4%
AMC Entertainment, Inc., 8.75%, 6/1/19	$6,845	$7,401,156
Cinemark USA, Inc., 7.375%, 6/15/21	2,395	2,634,500
Regal Cinemas Corp., 8.625%, 7/15/19	2,660	2,886,100
Regal Entertainment Group, 9.125%, 8/15/18	6,186	6,835,530

		$19,757,286

Environmental — 0.4%
ADS Waste Holdings, Inc., 8.25%, 10/1/20(1)	$6,410	$6,762,550
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,937,469
Covanta Holding Corp., 6.375%, 10/1/22	8,930	9,270,197

		$19,970,216

Food / Beverage / Tobacco — 1.3%
ASG Consolidated, LLC/ASG Finance, Inc., 10.75%, 5/15/16(1)	$4,845	$5,038,800
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(3)	8,631	8,119,910
B&G Foods, Inc., 4.625%, 6/1/21	3,710	3,631,163
Constellation Brands, Inc., 4.25%, 5/1/23	15,850	15,235,812

23	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Food / Beverage / Tobacco (continued)
Constellation Brands, Inc., 6.00%, 5/1/22	$2,650	$2,901,750
Michael Foods Group, Inc., 9.75%, 7/15/18	9,060	9,932,025
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(3)	8,655	9,131,025
Pinnacle Operating Corp., 9.00%, 11/15/20(1)	5,815	6,091,212
Post Holdings, Inc., 7.375%, 2/15/22(1)	2,080	2,228,200

		$62,309,897

Gaming — 4.6%
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18(3)(5)(6)(7)	$594	$619,362
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(8)	11,355	4,314,900
Caesars Entertainment Operating Co., Inc., 5.625%, 6/1/15	23,650	21,758,000
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	16,260	15,070,987
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20	9,295	8,760,538
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18(1)	1,455	1,487,738
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20(1)	16,875	17,043,750
GLP Capital, LP/GLP Financing II, Inc., 5.375%, 11/1/23(1)	9,415	9,532,688
Inn of the Mountain Gods Resort & Casino, 9.25%, 11/30/20(1)	922	880,510
MGM Resorts International, 5.875%, 2/27/14	9,340	9,480,100
MGM Resorts International, 6.625%, 12/15/21	7,900	8,453,000
MGM Resorts International, 7.75%, 3/15/22	24,755	28,158,812
Mohegan Tribal Gaming Authority, 11.00%, 9/15/18(1)(3)	8,200	8,235,875
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	5,385	6,058,125
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(3)	9,000	8,669,970
Penn National Gaming, Inc., 5.875%, 11/1/21(1)	6,540	6,572,700
Station Casinos, LLC, 7.50%, 3/1/21	13,965	15,047,287
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	29,340	32,567,400
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	2,700	2,598,750
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	9,455	8,651,325
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(5)	5,787	2,718,773
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	5,810	6,579,825

		$223,260,415

Security	Principal Amount (000’s omitted)	Value

Health Care — 10.3%
Accellent, Inc., 8.375%, 2/1/17	$11,860	$12,497,475
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	9,999	10,848,915
Alere, Inc., 6.50%, 6/15/20	5,330	5,516,550
Alere, Inc., 8.625%, 10/1/18	7,215	7,873,369
Amsurg Corp., 5.625%, 11/30/20	4,055	4,095,550
Biomet, Inc., 6.50%, 8/1/20	21,970	23,452,975
Capsugel SA, 7.00%, 5/15/19(1)(2)(3)	3,795	3,795,000
Community Health Systems, Inc., 5.125%, 8/15/18	6,860	7,151,550
Community Health Systems, Inc., 7.125%, 7/15/20	13,450	14,172,938
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(3)	24,850	25,688,687
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	19,210	21,851,375
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	19,765	20,382,656
Emergency Medical Services Corp., 8.125%, 6/1/19	4,565	4,981,785
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	4,473	4,791,701
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	1,280	1,369,600
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,853,125
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	5,660,475
Fresenius US Finance II, Inc., 9.00%, 7/15/15(1)	3,685	4,127,200
HCA Holdings, Inc., 6.25%, 2/15/21	14,365	15,119,163
HCA, Inc., 6.50%, 2/15/20	13,565	15,124,975
HCA, Inc., 7.50%, 2/15/22	10,400	11,713,000
Healthcare Technology Intermediate, Inc., 7.375%, 9/1/18(1)(3)	10,820	11,239,275
Hologic, Inc., 6.25%, 8/1/20	27,285	29,126,737
IMS Health, Inc., 6.00%, 11/1/20(1)	9,615	10,023,638
INC Research, LLC, 11.50%, 7/15/19(1)	6,435	7,046,325
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	18,765	21,169,266
MPH Intermediate Holding Co. 2, 8.375%, 8/1/18(1)(3)	26,325	27,443,812
MultiPlan, Inc., 9.875%, 9/1/18(1)	12,245	13,591,950
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	23,885	26,930,337
Physio-Control International, Inc., 9.875%, 1/15/19(1)	9,248	10,357,760
Polymer Group, Inc., 7.75%, 2/1/19	6,490	6,960,525
ResCare, Inc., 10.75%, 1/15/19	9,675	10,860,188
STHI Holding Corp., 8.00%, 3/15/18(1)	9,840	10,651,800
Teleflex, Inc., 6.875%, 6/1/19	1,925	2,021,250
Tenet Healthcare Corp., 6.00%, 10/1/20(1)	7,755	8,215,453
Tenet Healthcare Corp., 8.125%, 4/1/22(1)	18,215	19,990,962
United Surgical Partners International, Inc., 9.00%, 4/1/20	8,475	9,534,375
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	28,910	31,005,975

24	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	$10,730	$11,963,950
VWR Funding, Inc., 7.25%, 9/15/17	7,580	8,110,600

		$503,312,242

Homebuilders / Real Estate — 0.4%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$9,755	$10,096,425
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	10,555	11,425,788

		$21,522,213

Hotels — 0.7%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)	$25,980	$26,743,163
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	5,435	5,781,481
RHP Hotel Properties, LP/RHP Finance Corp., 5.00%, 4/15/21(1)	2,180	2,120,050

		$34,644,694

Insurance — 0.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$8,110	$8,434,400
Onex USI Acquisition Corp., 7.75%, 1/15/21(1)	18,795	19,264,875

		$27,699,275

Leisure — 1.2%
MISA Investments, Ltd., 8.625%, 8/15/18(1)(3)	$8,160	$8,466,000
NCL Corp., Ltd., 5.00%, 2/15/18(1)	5,080	5,149,850
Royal Caribbean Cruises, 6.875%, 12/1/13	4,095	4,120,594
Royal Caribbean Cruises, 7.25%, 6/15/16	2,185	2,474,513
Royal Caribbean Cruises, 7.25%, 3/15/18	4,390	5,048,500
Royal Caribbean Cruises, 11.875%, 7/15/15	1,975	2,320,625
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	15,870	17,516,512
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	9,980	11,227,500

		$56,324,094

Metals / Mining — 1.9%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$20,705	$20,705,000
IAMGOLD Corp., 6.75%, 10/1/20(1)	12,390	11,120,025
Inmet Mining Corp., 7.50%, 6/1/21(1)	3,420	3,642,300
Inmet Mining Corp., 8.75%, 6/1/20(1)	5,615	6,232,650
New Gold, Inc., 6.25%, 11/15/22(1)	8,525	8,439,750
New Gold, Inc., 7.00%, 4/15/20(1)	4,265	4,430,269

Security	Principal Amount (000’s omitted)	Value

Metals / Mining (continued)
Novelis, Inc., 8.375%, 12/15/17	$4,800	$5,148,000
Novelis, Inc., 8.75%, 12/15/20	9,225	10,308,937
Quadra FNX Mining, Ltd., 7.75%, 6/15/19(1)	13,250	13,879,375
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	2,920	3,051,400
SunCoke Energy, Inc., 7.625%, 8/1/19	4,840	5,215,100

		$92,172,806

Paper — 0.2%
Boise Paper Holdings, LLC/Boise Co-Issuer Co., 8.00%, 4/1/20	$1,805	$2,054,090
Domtar Corp., 10.75%, 6/1/17	8,205	10,272,939

		$12,327,029

Publishing / Printing — 0.4%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21(1)	$17,430	$18,911,550

		$18,911,550

Railroad — 0.1%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$5,390	$5,363,050

		$5,363,050

Restaurants — 0.4%
DineEquity, Inc., 9.50%, 10/30/18	$1,575	$1,760,063
NPC International, Inc., 10.50%, 1/15/20	16,985	19,660,137

		$21,420,200

Services — 6.5%
ADT Corp. (The), 6.25%, 10/15/21(1)	$15,660	$16,638,750
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19(1)	8,855	9,231,337
Aramark Corp., 5.75%, 3/15/20(1)	5,525	5,815,063
Audatex North America, Inc., 6.00%, 6/15/21(1)(2)	7,815	8,108,062
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.50%, 4/1/23	2,455	2,418,175
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	5,720	6,263,400
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	20,135	23,658,625
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	22,925	23,842,000
Education Management, LLC/Education Management Finance Corp., 15.00% to 3/30/14, 7/1/18(7)	7,987	8,706,288

25	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Services (continued)
FTI Consulting, Inc., 6.00%, 11/15/22	$6,965	$7,139,125
Hertz Corp. (The), 6.25%, 10/15/22	6,325	6,657,062
Hertz Corp. (The), 7.50%, 10/15/18	9,637	10,504,330
Laureate Education, Inc., 9.25%, 9/1/19(1)	77,340	85,460,700
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	1,195	1,359,313
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 10.25%, 11/15/19	4,495	5,107,444
ServiceMaster Co., 8.00%, 2/15/20	2,155	2,219,650
TMS International Corp., 7.625%, 10/15/21(1)	7,735	8,121,750
TransUnion Holding Co., Inc., 8.125%, 6/15/18(3)	13,085	14,017,306
TransUnion Holding Co., Inc., 9.625%, 6/15/18(3)	16,720	18,183,000
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	12,910	14,394,650
United Rentals North America, Inc., 7.375%, 5/15/20	18,280	20,473,600
United Rentals North America, Inc., 7.625%, 4/15/22	12,935	14,551,875
United Rentals North America, Inc., 8.375%, 9/15/20	2,650	2,974,625

		$315,846,130

Steel — 0.3%
AK Steel Corp., 8.75%, 12/1/18	$5,800	$6,409,000
ArcelorMittal, 6.75%, 2/25/22	3,775	4,124,187
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	2,115	2,107,069

		$12,640,256

Super Retail — 6.1%
Academy, Ltd./Academy Finance Corp., 9.25%, 8/1/19(1)	$12,105	$13,481,944
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(3)	4,495	4,635,469
Claire’s Stores, Inc., 6.125%, 3/15/20(1)	7,920	8,019,000
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	16,525	18,549,313
Dufry Finance SCA, 5.50%, 10/15/20(1)	9,925	10,089,169
Hot Topic, Inc., 9.25%, 6/15/21(1)	19,970	21,018,425
L Brands, Inc., 6.625%, 4/1/21	21,680	23,956,400
L Brands, Inc., 8.50%, 6/15/19	12,810	15,484,088
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(3)	28,175	29,231,562
Michaels Stores, Inc., 7.75%, 11/1/18	5,485	5,944,369
Michaels Stores, Inc., 11.375%, 11/1/16	2,965	3,046,567
Neiman Marcus Group, Ltd., Inc., 8.00%, 10/15/21(1)	7,980	8,209,425
Neiman Marcus Group, Ltd., Inc., 8.75%, 10/15/21(1)(3)	10,110	10,438,575
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(3)	19,425	19,959,187

Security	Principal Amount (000’s omitted)	Value

Super Retail (continued)
Pantry, Inc. (The), 8.375%, 8/1/20	$8,100	$8,646,750
Party City Holdings, Inc., 8.875%, 8/1/20(1)	18,585	20,397,037
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	13,955	15,088,844
Petco Holdings, Inc., 8.50%, 10/15/17(1)(3)	25,810	26,455,250
Radio Systems Corp., 8.375%, 11/1/19(1)	7,690	8,516,675
rue21, Inc., 9.00%, 10/15/21(1)	6,505	4,683,600
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	19,940	20,787,450

		$296,639,099

Technology — 5.3%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$5,140	$5,384,150
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	20,875	22,675,469
Avaya, Inc., 9.00%, 4/1/19(1)	12,420	12,544,200
Avaya, Inc., 10.125%, 11/1/15(1)	1	511
Avaya, Inc., 10.50%, 3/1/21(1)	16,704	14,615,798
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	14,460	15,363,750
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(3)	8,145	8,368,987
CommScope, Inc., 8.25%, 1/15/19(1)	3,332	3,673,530
Denali Borrower, LLC/Denali Finance Corp., 5.625%, 10/15/20(1)	8,625	8,560,312
First Data Corp., 6.75%, 11/1/20(1)	18,385	19,557,044
First Data Corp., 7.375%, 6/15/19(1)	13,365	14,450,906
First Data Corp., 10.625%, 6/15/21(1)	10,830	11,682,862
First Data Corp., 11.25%, 1/15/21(1)	14,635	16,153,381
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)(2)	8,130	8,241,788
Infor US, Inc., 9.375%, 4/1/19	21,375	24,260,625
Lender Processing Services, Inc., 5.75%, 4/15/23	5,245	5,494,138
NCR Corp., 5.00%, 7/15/22	5,440	5,385,600
Nuance Communications, Inc., 5.375%, 8/15/20(1)	14,265	14,229,337
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	4,505	4,718,988
Seagate HDD Cayman, 7.00%, 11/1/21	11,895	13,203,450
SSI Investments II, Ltd./SSI Co-Issuer, LLC, 11.125%, 6/1/18	27,095	29,804,500

		$258,369,326

Telecommunications — 7.3%
Crown Castle International Corp., 5.25%, 1/15/23	$3,415	$3,397,925
Digicel Group, Ltd., 10.50%, 4/15/18(1)	6,915	7,502,775
Digicel, Ltd., 6.00%, 4/15/21(1)	14,330	13,935,925
Digicel, Ltd., 8.25%, 9/1/17(1)	11,140	11,658,010
Equinix, Inc., 7.00%, 7/15/21	4,815	5,278,444
Frontier Communications Corp., 7.625%, 4/15/24	7,910	8,384,600
Hughes Satellite Systems Corp., 6.50%, 6/15/19	13,025	14,034,437
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	10,440	11,379,600

26	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Intelsat Luxembourg SA, 7.75%, 6/1/21(1)	$23,765	$25,161,194
Intelsat Luxembourg SA, 8.125%, 6/1/23(1)	18,125	19,235,156
iPCS, Inc., 3.515%, 5/1/14(3)(4)	9,510	9,510,000
MetroPCS Wireless, Inc., 6.25%, 4/1/21(1)	4,980	5,229,000
MetroPCS Wireless, Inc., 6.625%, 4/1/23(1)	8,500	8,925,000
NII International Telecom SCA, 7.875%, 8/15/19(1)	10,610	9,283,750
SBA Communications Corp., 5.625%, 10/1/19	3,095	3,195,588
SBA Telecommunications, Inc., 5.75%, 7/15/20	9,585	10,016,325
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,771	1,928,176
Softbank Corp., 4.50%, 4/15/20(1)	26,305	26,048,526
Sprint Capital Corp., 8.75%, 3/15/32	5,050	5,491,875
Sprint Corp., 7.25%, 9/15/21(1)	10,725	11,596,406
Sprint Corp., 7.875%, 9/15/23(1)	24,990	27,176,625
Sprint Nextel Corp., 6.00%, 11/15/22	6,820	6,751,800
Sprint Nextel Corp., 7.00%, 8/15/20	17,935	19,324,962
Sprint Nextel Corp., 9.00%, 11/15/18(1)	28,115	34,159,725
Sprint Nextel Corp., 9.125%, 3/1/17	5,150	6,102,750
Sprint Nextel Corp., 9.25%, 4/15/22	2,000	2,390,000
T-Mobile USA, Inc., 6.633%, 4/28/21	7,860	8,341,425
T-Mobile USA, Inc., 6.731%, 4/28/22	5,245	5,559,700
T-Mobile USA, Inc., 6.836%, 4/28/23	2,620	2,780,475
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17(1)(3)	11,406	11,251,683
Windstream Corp., 7.50%, 6/1/22	1,715	1,805,038
Windstream Corp., 7.75%, 10/1/21(1)	4,395	4,713,638
Windstream Corp., 7.75%, 10/1/21	13,500	14,478,750
Windstream Corp., 8.125%, 9/1/18	2,565	2,789,438

		$358,818,721

Textiles / Apparel — 0.6%
Levi Strauss & Co., 6.875%, 5/1/22	$6,550	$7,139,500
Phillips-Van Heusen Corp., 7.75%, 11/15/23(5)	13,090	15,770,479
Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 8/1/18(1)	1,565	1,682,375
Quiksilver, Inc./QS Wholesale, Inc., 10.00%, 8/1/20(1)	1,345	1,476,138
SIWF Merger Sub, Inc., 6.25%, 6/1/21(1)	3,055	3,077,912

		$29,146,404

Transportation Ex Air / Rail — 0.3%
CEVA Group PLC, 8.375%, 12/1/17(1)	$7,720	$8,028,800
CEVA Group PLC, 11.625%, 10/1/16(1)	5,900	6,254,000

		$14,282,800

Security	Principal Amount (000’s omitted)	Value

Utilities — 1.0%
Calpine Corp., 7.50%, 2/15/21(1)	$15,394	$16,702,490
Edison Mission Energy, 7.50%, 6/15/13(9)	12,200	8,906,000
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., 6.875%, 8/15/17(1)	3,870	3,976,425
NRG Energy, Inc., 7.875%, 5/15/21	7,300	8,103,000
NRG Energy, Inc., 8.25%, 9/1/20	11,225	12,572,000

		$50,259,915

Total Corporate Bonds & Notes (identified cost $3,985,604,213)		$4,197,814,303

Senior Floating-Rate Interests — 8.0%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace — 0.2%
Sequa Corporation, Term Loan, 5.25%, Maturing 12/19/17	$10,223	$10,323,383

		$10,323,383

Automotive & Auto Parts — 0.2%
Affinia Group Intermediate Holdings Inc., Term Loan, 4.75%, Maturing 4/27/20	$3,491	$3,530,526
Navistar International Corporation, Term Loan, 5.75%, Maturing 8/17/17	6,616	6,737,329

		$10,267,855

Chemicals — 0.4%
Ineos US Finance LLC, Term Loan, 4.00%, Maturing 5/4/18	$14,772	$14,839,016
Tronox Pigments (Netherlands) B.V., Term Loan, 4.50%, Maturing 3/19/20	6,384	6,445,446

		$21,284,462

Consumer Products — 1.0%
Pacific Industrial Services US Finco LLC, Term Loan - Second Lien, 8.75%, Maturing 4/2/19	$12,800	$13,000,000
Serta Simmons Holdings, LLC, Term Loan, 5.00%, Maturing 10/1/19	19,545	19,715,672
Sun Products Corporation (The), Term Loan, 5.50%, Maturing 3/23/20	16,020	15,472,162

		$48,187,834

27	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 6.50%, Maturing 2/28/19	$9,300	$9,158,566

		$9,158,566

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$9,600	$9,607,497

		$9,607,497

Energy — 0.4%
EP Energy LLC, Term Loan, 3.50%, Maturing 5/24/18	$11,667	$11,696,872
Rice Energy B, LLC, Term Loan - Second Lien, 8.50%, Maturing 10/25/18	6,683	6,791,810

		$18,488,682

Food & Drug Retail — 0.1%
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	$6,500	$6,669,273

		$6,669,273

Food / Beverage / Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$4,600	$4,738,000

		$4,738,000

Health Care — 0.5%
Air Medical Group Holdings, Inc., Term Loan, 6.50%, Maturing 6/30/18	$3,970	$4,034,513
Multiplan, Inc., Term Loan, 4.00%, Maturing 8/25/17	12,870	12,980,918
Patheon, Inc., Term Loan, 7.25%, Maturing 12/6/18	4,950	5,042,812
Rural/Metro Corporation, Term Loan, 5.75%, Maturing 6/29/18	3,300	3,137,063

		$25,195,306

Hotels — 0.3%
Hilton Worldwide Finance, LLC, Term Loan, Maturing 10/26/20(11)	$12,600	$12,687,419

		$12,687,419

Leisure — 0.3%
Regent Seven Seas Cruises, Inc., Term Loan, 4.75%, Maturing 12/21/18	$15,721	$15,897,861

		$15,897,861

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Metals / Mining — 0.4%
FMG Resources (August 2006) Pty Ltd., Term Loan, 5.25%, Maturing 10/18/17	$21,541	$21,627,619

		$21,627,619

Publishing / Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.00%, Maturing 3/22/19	$9,950	$10,133,458

		$10,133,458

Services — 0.8%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/12/21	$14,600	$14,916,338
Education Management LLC, Term Loan, 4.25%, Maturing 6/1/16	20,723	19,935,974
Education Management LLC, Term Loan, 8.25%, Maturing 3/29/18	2,975	2,975,435

		$37,827,747

Super Retail — 0.7%
Hudson’s Bay Company, Term Loan, Maturing 11/4/20(11)	$9,700	$9,840,650
Hudson’s Bay Company, Term Loan - Second Lien, Maturing 11/4/21(11)	12,000	12,279,996
rue21, Inc., Term Loan, 5.63%, Maturing 10/7/20	13,900	12,040,875

		$34,161,521

Technology — 0.2%
RP Crown Parent, LLC, Term Loan - Second Lien, 11.25%, Maturing 12/20/19	$7,500	$7,710,937

		$7,710,937

Telecommunications — 1.5%
Asurion LLC, Term Loan, 3.50%, Maturing 7/8/20	$5,287	$5,181,015
Asurion LLC, Term Loan, 4.50%, Maturing 5/24/19	22,331	22,350,432
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	44,765	46,742,136

		$74,273,583

Transportation Ex Air / Rail — 0.2%
CEVA Group PLC, Term Loan, 5.21%, Maturing 8/31/16	$1,774	$1,728,712
CEVA Group PLC, Term Loan, 5.24%, Maturing 8/31/16	3,890	3,790,020

28	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2013

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Transportation Ex Air / Rail (continued)
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	$1,991	$1,919,988

		$7,438,720

Utilities — 0.1%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.70%, Maturing 10/10/17	$8,564	$5,734,309

		$5,734,309

Total Senior Floating-Rate Interests (identified cost $383,787,913)		$391,414,032

Convertible Bonds — 0.0%(12)

Security	Principal Amount (000’s omitted)	Value

Services — 0.0%(12)
Mood Media Corp., 10.00%, 10/31/15(5)(6)	$42	$23,100

		$23,100

Total Convertible Bonds (identified cost $0)		$23,100

Common Stocks — 0.3%

Security	Shares	Value

Building Materials — 0.2%
Panolam Holdings Co.(5)(6)(13)	6,997	$6,819,136

		$6,819,136

Consumer Products — 0.0%(12)
HF Holdings, Inc.(5)(6)(13)	3,400	$5,066

		$5,066

Gaming — 0.0%(12)
Greektown Superholdings, Inc.(13)	1,365	$109,200
New Cotai Participation Corp., Class B(5)(6)(13)	36	1,111,500

		$1,220,700

Security	Shares	Value

Super Retail — 0.1%
GNC Holdings, Inc., Class A	107,269	$6,309,563

		$6,309,563

Total Common Stocks (identified cost $5,805,003)		$14,354,465

Convertible Preferred Stocks — 0.7%

Security	Shares	Value

Energy — 0.3%
Chesapeake Energy Corp., 4.50%	52,348	$4,786,178
Chesapeake Energy Corp., 5.75%(1)	8,825	10,443,284

		$15,229,462

Health Care — 0.4%
Alere, Inc., 3.00%	65,404	$18,640,140

		$18,640,140

Total Convertible Preferred Stocks (identified cost $29,893,329)		$33,869,602

Miscellaneous — 0.2%

Security	Shares	Value

Cable / Satellite TV — 0.0%(12)
Adelphia, Inc., Escrow Certificate(13)	10,260,000	$89,775
Adelphia, Inc., Escrow Certificate(13)	5,085,000	44,494
Adelphia Recovery Trust(5)(13)	14,818,854	0

		$134,269

Energy — 0.0%(12)
SemGroup Corp., Escrow Certificate(13)	10,225,000	$204,500

		$204,500

Gaming — 0.2%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(6)(13)	8,520	$5,431,500
PGP Investors, LLC, Membership Interests(5)(6)(13)	17,143	6,000,001

		$11,431,501

Total Miscellaneous (identified cost $19,769,703)		$11,770,270

29	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2013

Portfolio of Investments — continued

Warrants — 0.0%(12)

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%(12)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	5,575	$696,875

		$696,875

Total Warrants (identified cost $0)		$696,875

Short-Term Investments — 4.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(14)	$217,619	$217,618,827

Total Short-Term Investments (identified cost $217,618,827)		$217,618,827

Total Investments — 99.7% (identified cost $4,642,478,988)		$4,867,561,474

Other Assets, Less Liabilities — 0.3%		$14,290,576

Net Assets — 100.0%		$4,881,852,050

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2013, the aggregate value of these securities is $1,953,104,015 or 40.0% of the Portfolio’s net assets.

(2)	When-issued/delayed delivery security.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par. The interest rate paid in additional par is generally higher than the indicated cash rate.

(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2013.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)	Restricted security (see Note 5).

(7)	Multi-step coupon bond. Interest rate represents the rate in effect at October 31, 2013.

(8)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrued status.

(9)	Defaulted matured bond.

(10)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	This Senior Loan will settle after October 31, 2013, at which time the interest rate will be determined.

(12)	Amount is less than 0.05%.

(13)	Non-income producing security.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013.

30	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2013

Statement of Assets and Liabilities

Assets	October 31, 2013
Unaffiliated investments, at value (identified cost, $4,424,860,161)	$4,649,942,647
Affiliated investment, at value (identified cost, $217,618,827)	217,618,827
Cash	696,120
Restricted cash*	5,528,020
Interest and dividends receivable	79,993,015
Interest receivable from affiliated investment	19,515
Receivable for investments sold	43,449,681
Receivable for variation margin on open centrally cleared swap contracts	13,658
Receivable for open swap contracts	4,423,962
Premium paid on open non-centrally cleared swap contracts	937,432
Total assets	$5,002,622,877

Liabilities
Cash collateral due to brokers	$4,310,000
Payable for investments purchased	39,479,703
Payable for when-issued/delayed delivery securities	74,333,870
Premium received on open non-centrally cleared swap contracts	55,845
Payable to affiliates:
Investment adviser fee	2,377,675
Trustees’ fees	5,667
Accrued expenses	208,067
Total liabilities	$120,770,827
Net Assets applicable to investors’ interest in Portfolio	$4,881,852,050

Sources of Net Assets
Investors’ capital	$4,651,594,674
Net unrealized appreciation	230,257,376
Total	$4,881,852,050

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

31	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2013

Statement of Operations

Investment Income	Year Ended October 31, 2013
Interest and other income	$329,709,041
Dividends	2,083,613
Interest allocated from affiliated investment	166,266
Expenses allocated from affiliated investment	(19,135)
Total investment income	$331,939,785

Expenses
Investment adviser fee	$29,087,944
Trustees’ fees and expenses	68,000
Custodian fee	754,123
Legal and accounting services	121,982
Miscellaneous	134,815
Total expenses	$30,166,864
Deduct —
Reduction of custodian fee	$2,487
Total expense reductions	$2,487

Net expenses	$30,164,377

Net investment income	$301,775,408

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$109,293,619
Investment transactions allocated from affiliated investment	5,567
Swap contracts	2,991,207
Net realized gain	$112,290,393
Change in unrealized appreciation (depreciation) —
Investments	$22,355,765
Swap contracts	1,803,636
Net change in unrealized appreciation (depreciation)	$24,159,401

Net realized and unrealized gain	$136,449,794

Net increase in net assets from operations	$438,225,202

32	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2013

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$301,775,408	$277,001,209
Net realized gain from investment transactions and swap contracts	112,290,393	28,268,847
Net change in unrealized appreciation (depreciation) from investments and swap contracts	24,159,401	169,990,606
Net increase in net assets from operations	$438,225,202	$475,260,662
Capital transactions —
Contributions	$399,710,683	$1,807,297,830
Withdrawals	(1,300,831,479)	(234,360,695)
Net increase (decrease) in net assets from capital transactions	$(901,120,796)	$1,572,937,135

Net increase (decrease) in net assets	$(462,895,594)	$2,048,197,797

Net Assets
At beginning of year	$5,344,747,644	$3,296,549,847
At end of year	$4,881,852,050	$5,344,747,644

33	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2013

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.62%	0.62%	0.63%	0.64%	0.65%
Net investment income	6.15%	6.49%	7.60%	8.67%	10.52%
Portfolio Turnover	56%	64%	70%	75%	74%

Total Return	9.17%	11.44%	6.01%	18.44%	40.41%

Net assets, end of year (000’s omitted)	$4,881,852	$5,344,748	$3,296,550	$2,910,146	$2,396,886

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

34	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2013, Eaton Vance Income Fund of Boston, Eaton Vance Multi-Strategy All Market Fund, Eaton Vance Short Duration Strategic Income Fund (formerly, Eaton Vance Strategic Income Fund) and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 88.6%, 0.2%, 9.3% and 1.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, or in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

35

Boston Income Portfolio

October 31, 2013

Notes to Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty or CCP in the case of a centrally cleared swap to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The

36

Boston Income Portfolio

October 31, 2013

Notes to Financial Statements — continued

Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to the protections provided by the CCP.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, and 0.555% of average daily net assets of $5 billion or more, and is payable monthly. Effective May 1, 2013, pursuant to an additional fee reduction agreement between the Portfolio and BMR, the portion of the fee on average daily net assets of $10 billion and over is computed at an annual rate of 0.535%. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interestholders of the Portfolio. For the year ended October 31, 2013, the Portfolio’s investment adviser fee amounted to $29,087,944 or 0.59% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,660,291,346 and $3,119,524,884, respectively, for the year ended October 31, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,658,974,692

Gross unrealized appreciation	$239,881,190
Gross unrealized depreciation	(31,294,408)

Net unrealized appreciation	$208,586,782

5  Restricted Securities

At October 31, 2013, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of

37

Boston Income Portfolio

October 31, 2013

Notes to Financial Statements — continued

circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18	11/30/12	$594,340	$518,513	$619,362

Total Corporate Bonds & Notes			$518,513	$619,362

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	$42,000	$0	$23,100

Total Convertible Bonds			$0	$23,100

Common Stocks
HF Holdings, Inc.	10/27/09	3,400	$182,613	$5,066
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	1,111,500
Panolam Holdings Co.	12/30/09	6,997	3,844,852	6,819,136

Total Common Stocks			$5,138,965	$7,935,702

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100	$5,431,500
PGP Investors, LLC, Membership Interests	10/23/12	17,143	6,000,000	6,000,001

Total Miscellaneous			$6,149,100	$11,431,501

Total Restricted Securities			$11,806,578	$20,009,665

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

38

Boston Income Portfolio

October 31, 2013

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at October 31, 2013 is as follows:

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bank of America NA	Amkor Technology, Inc.	B2/BB	$3,850	5.00	%(1)	6/20/15	$279,300	$55,845	$335,145
Bank of America NA	Ford Motor Co.	Baa3/BBB-	5,000	5.00	(1)	3/20/17	735,468	(104,511)	630,957
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	4,000	5.00	(1)	12/20/16	558,449	(5,058)	553,391
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	508,820	(99,146)	409,674
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	508,820	(177,440)	331,380
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	7,900	5.00	(1)	12/20/16	1,102,937	(250,721)	852,216
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	508,819	(114,825)	393,994
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	7,900	5.00	(1)	12/20/16	1,102,936	(185,731)	917,205

Total			$40,350				$5,305,549	$(881,587)	$4,423,962

Centrally Cleared Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

CME Group, Inc.	Markit CDX North America High Yield Index	$25,000	5.00	%(1)	12/20/18	3.53%	$1,785,489	$(1,096,509)	$688,980
CME Group, Inc.	Markit CDX North America High Yield Index	2,000	5.00	(1)	6/20/18	3.16	164,710	(102,762)	61,948

		$27,000					$1,950,199	$(1,199,271)	$750,928

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $67,350,000.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At October 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At October 31, 2013, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

39

Boston Income Portfolio

October 31, 2013

Notes to Financial Statements — continued

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts (other than centrally cleared swaps), are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $4,423,962, with the highest amount from any one counterparty being $1,593,270. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash of $4,310,000 is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at October 31, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to the brokers would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at October 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap contracts	$5,305,549	(1)	$—
Swap contracts (centrally cleared)	$750,928	(2)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts.

(2)

Amount represents cumulative unrealized appreciation or (depreciation) on centrally cleared swap contracts in the Swap Contracts table above. Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the year ended October 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$2,991,207	(1)	$1,803,636	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the year ended October 31, 2013, which is indicative of the volume of this derivative type, was approximately $47,931,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2013.

40

Boston Income Portfolio

October 31, 2013

Notes to Financial Statements — continued

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$4,178,705,689	$19,108,614	$4,197,814,303
Senior Floating-Rate Interests	—	391,414,032	—	391,414,032
Convertible Bonds	—	—	23,100	23,100
Common Stocks	6,309,563	109,200	7,935,702	14,354,465
Convertible Preferred Stocks	4,786,178	29,083,424	—	33,869,602
Miscellaneous	—	5,770,269	6,000,001	11,770,270
Warrants	—	696,875	—	696,875
Short-Term Investments	—	217,618,827	—	217,618,827

Total Investments	$11,095,741	$4,823,398,316	$33,067,417	$4,867,561,474

Swap Contracts	$—	$6,056,477	$—	$6,056,477

Total	$11,095,741	$4,829,454,793	$33,067,417	$4,873,617,951

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2013 is not presented.

At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

41

Boston Income Portfolio

October 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and the Investors of Boston Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Boston Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2013, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Boston Income Portfolio as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2013

42

Eaton Vance

Income Fund of Boston

October 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) and Boston Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 190 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 190 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

43

Eaton Vance

Income Fund of Boston

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with theTrust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 2001

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

Michael W. Weilheimer 1961	President	Since 2002	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President of the Portfolio	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

44

Eaton Vance

Income Fund of Boston

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and of the Portfolio since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

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Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

443-12/13	IBSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/12	10/31/13
Audit Fees	$66,990	$67,790
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$15,560	$15,760
All Other Fees(3)	$0	$0

Total	$82,550	$83,550

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/12	10/31/13
Registrant	$15,560	$15,760
Eaton Vance(1)	$566,619	$526,385

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 13, 2013

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 13, 2013